NON-PARTICIPANT - DIRECTED INVESTMENTS (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Change in Net Asset Available for Benefit [Roll Forward]
Beginning of year	€ 218,022,196	€ 225,646,238	€ 213,583,914
Participant contributions	6,243,309	6,135,332	5,526,508
Employer contributions	11,339,292	8,682,778	9,434,257
NET INCREASE (DECREASE)	16,111,586	(7,624,042)	12,062,324
End of year	234,133,782	218,022,196	225,646,238
EBP, Nonparticipant-Directed
EBP, Change in Net Asset Available for Benefit [Roll Forward]
Beginning of year	134,927,478	145,525,742	140,691,705
Net appreciation (depreciation) in fair value of investments	(1,922,531)	(7,810,847)	16,253,146
Participant contributions	5,100,171	5,035,349	4,797,285
Employer contributions	4,573,576	6,587,969	5,777,217
Benefits paid to participants	(12,332,967)	(14,410,736)	(21,993,611)
NET INCREASE (DECREASE)	(4,581,752)	(10,598,264)	4,834,037
End of year	€ 130,345,726	€ 134,927,478	€ 145,525,742